Business Combinations - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Sep. 11, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill		$ 2,031	$ 2,122	$ 2,095
Yulu Mobility [Member]
Business Acquisition [Line Items]
Payments to acquire investments	$ 25
Magna Yuma [Member]
Business Acquisition [Line Items]
Percentage of voting equity interests acquired at the acquisition date in the business combination	51.00%
Business Combination, Consideration Transferred	$ 52
Goodwill	20
Intangible assets acquired at the acquisition date	33
Fixed assets acquired at the acquisition date	2
Noncontrolling interest in the acquiree at the acquisition date	$ 47
Percentage of voting interests held by Noncontrolling interest in the acquiree	49.00%
Deferred Tax Liabilities assumed at the acquisition date	$ 8
Veoneers Active Safety business [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		$ 1,525